Revision - Schedule of reclassification from accumulated other comprehensive income for digital currency sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Consolidated Statements of Financial Position
Accumulated other comprehensive income	$ 83,614	$ 7,404
Accumulated deficit	(347,871)	(296,666)
Consolidated Statements of income and Comprehensive income
Revaluation of digital currencies	0	(55,780)
Loss on sale of digital currencies	4,549	(16,936)
Net loss for the period	$ (51,205)	(236,423)
As previously reported [Member]
Consolidated Statements of Financial Position
Accumulated other comprehensive income		7,404
Accumulated deficit		(296,666)
Consolidated Statements of income and Comprehensive income
Revaluation of digital currencies		(70,891)
Loss on sale of digital currencies		(1,825)
Net loss for the period		(236,423)
Adjustments [Member]
Consolidated Statements of Financial Position
Accumulated other comprehensive income		0
Accumulated deficit		0
Consolidated Statements of income and Comprehensive income
Revaluation of digital currencies		15,111
Loss on sale of digital currencies		(15,111)
Net loss for the period		$ 0